Share Capital and Reserves - Schedule of Share Purchase Warrants (Details) - Warrant [Member] - $ / shares shares in Thousands			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Purchase Warrants [Line Items]
Weighted-average exercise price outstanding beginning balance	[1]		$ 0.63	$ 0.77
Weighted-average exercise price, Expired	[1]			0.81
Weighted-average exercise price outstanding ending balance	[1]	$ 0.77	$ 0.63	$ 0.63
Weighted average remaining contractual life of outstanding		1 year 7 months 28 days	3 years 1 month 2 days	3 years 10 months 2 days
Number of share purchase warrants outstanding beginning balance	[1]		4,000	13,429
Number of other equity instruments expired in share-based payment arrangements	[1]			9,429
Number of share purchase warrants outstanding ending balance	[1]	13,429	4,000	4,000

[1]	Number of warrants and weighted-average exercise price have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted